UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Growth Fund

1/31/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 1.0%
United Technologies Corp.	36,440	$1,748,750

Alcoholic Beverages – 2.0%
Companhia de Bebidas das Americas, ADR	40,150	$1,637,719
Pernod Ricard S.A.	26,126	1,647,163

		$3,284,882

Apparel Manufacturers – 4.8%
Compagnie Financiere Richemont S.A.	71,495	$1,047,862
Li & Fung Ltd.	1,042,200	2,089,053
LVMH Moet Hennessy Louis Vuitton S.A.	43,310	2,373,714
NIKE, Inc., “B”	30,950	1,400,488
Swatch Group Ltd.	10,221	1,144,674

		$8,055,791

Biotechnology – 2.4%
Actelion Ltd. (a)	29,246	$1,593,540
Genzyme Corp. (a)	36,400	2,508,688

		$4,102,228

Broadcasting – 3.4%
Grupo Televisa S.A., ADR	103,500	$1,447,965
Societe Television Francaise 1	55,937	604,487
Walt Disney Co.	57,120	1,181,242
WPP Group PLC	436,370	2,469,473

		$5,703,167

Brokerage & Asset Managers – 2.5%
Daiwa Securities Group, Inc.	263,000	$1,438,216
Deutsche Boerse AG	24,260	1,226,969
Julius Baer Holding Ltd.	52,570	1,567,265

		$4,232,450

Business Services – 5.4%
Accenture Ltd.	67,580	$2,132,825
Infosys Technologies Ltd., ADR	84,630	2,247,773
Intertek Group PLC	96,930	1,198,920
MasterCard, Inc., “A”	10,550	1,432,479
Visa, Inc.	42,970	2,120,570

		$9,132,567

Chemicals – 1.3%
3M Co.	42,180	$2,268,862

Computer Software – 2.9%
Oracle Corp. (a)	126,400	$2,127,312
SAP AG	44,720	1,594,677
VeriSign, Inc. (a)	63,330	1,222,902

		$4,944,891

Computer Software - Systems – 3.8%
Apple, Inc. (a)	18,160	$1,636,761
EMC Corp. (a)	162,500	1,794,000
International Business Machines Corp.	19,340	1,772,511
NTT Data Corp.	388	1,239,406

		$6,442,678

Conglomerates – 0.7%
Siemens AG	19,700	$1,109,346

Consumer Goods & Services – 4.7%
Colgate-Palmolive Co.	17,750	$1,154,460
Hengan International Group Co. Ltd.	546,000	1,816,574

1

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Procter & Gamble Co.	34,590	1,885,155
Reckitt Benckiser Group PLC	51,820	2,008,859
Shiseido Co. Ltd.	58,000	970,246

		$7,835,294

Containers – 0.9%
Brambles Ltd.	355,970	$1,521,388

Electrical Equipment – 2.5%
Danaher Corp.	20,810	$1,163,903
Keyence Corp.	6,300	1,143,347
Schneider Electric S.A.	30,507	1,943,683

		$4,250,933

Electronics – 6.3%
Canon, Inc.	38,700	$1,040,132
Hirose Electric Co. Ltd.	10,700	1,006,006
Hoya Corp.	59,400	1,055,341
Intel Corp.	104,280	1,345,212
National Semiconductor Corp.	121,440	1,231,402
Royal Philips Electronics N.V.	53,620	974,902
Samsung Electronics Co. Ltd.	4,821	1,676,697
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	291,055	2,194,555

		$10,524,247

Energy - Independent – 2.5%
INPEX Holdings, Inc.	581	$4,168,477

Energy - Integrated – 5.1%
BG Group PLC	94,590	$1,302,944
OAO Gazprom, ADR	111,740	1,449,268
Petroleo Brasileiro S.A., ADR	70,810	1,855,222
TOTAL S.A.	80,340	4,029,828

		$8,637,262

Food & Beverages – 4.7%
Groupe Danone	30,479	$1,570,769
Nestle S.A.	126,978	4,398,634
PepsiCo, Inc.	40,350	2,026,781

		$7,996,184

Food & Drug Stores – 2.1%
CVS Caremark Corp.	73,770	$1,982,938
Tesco PLC	289,279	1,501,657

		$3,484,595

Gaming & Lodging – 0.5%
International Game Technology	76,470	$810,582

Insurance – 1.0%
QBE Insurance Group Ltd.	110,780	$1,668,362

Internet – 1.3%
Google, Inc., “A” (a)	6,380	$2,159,821

Major Banks – 3.2%
Bank of New York Mellon Corp.	43,780	$1,126,897
Erste Group Bank AG	89,552	1,357,603
HSBC Holdings PLC	150,758	1,186,884
Standard Chartered PLC	131,949	1,675,092

		$5,346,476

2

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.2%
Alcon, Inc.	13,220	$1,132,161
DENTSPLY International, Inc.	40,170	1,080,975
Essilor International S.A.	23,650	904,810
Medtronic, Inc.	65,950	2,208,666
Sonova Holding AG	15,543	750,416
Synthes, Inc.	13,730	1,660,763
Waters Corp. (a)	31,380	1,135,015
Zimmer Holdings, Inc. (a)	42,400	1,543,360

		$10,416,166

Metals & Mining – 1.1%
BHP Billiton PLC	105,790	$1,810,601

Network & Telecom – 3.0%
Cisco Systems, Inc. (a)	123,970	$1,855,831
Nokia Oyj	126,140	1,548,878
Research in Motion Ltd. (a)	30,710	1,701,334

		$5,106,043

Oil Services – 0.6%
Halliburton Co.	60,840	$1,049,490

Other Banks & Diversified Financials – 1.8%
Aeon Credit Service Co. Ltd.	136,100	$1,228,497
Housing Development Finance Corp. Ltd.	57,422	1,784,031

		$3,012,528

Pharmaceuticals – 8.2%
Allergan, Inc.	44,260	$1,687,191
Bayer AG	27,730	1,477,384
Johnson & Johnson	32,480	1,873,771
Novartis AG	47,130	1,953,626
Novo Nordisk A/S, “B”	41,825	2,245,025
Roche Holding AG	32,080	4,519,245

		$13,756,242

Railroad & Shipping – 1.0%
East Japan Railway Co.	25,900	$1,754,869

Specialty Chemicals – 5.3%
Akzo Nobel N.V.	45,550	$1,635,355
L’Air Liquide S.A.	19,537	1,426,740
Linde AG	21,520	1,439,707
Praxair, Inc.	27,120	1,688,491
Shin-Etsu Chemical Co. Ltd.	41,100	1,908,647
Symrise AG	80,240	749,997

		$8,848,937

Specialty Stores – 1.3%
Industria de Diseno Textile S.A.	36,990	$1,415,176
Staples, Inc.	48,790	777,713

		$2,192,889

Telecommunications - Wireless – 2.4%
America Movil S.A.B. de C.V., “L”, ADR	56,950	$1,623,645
MTN Group Ltd.	121,130	1,162,943
Rogers Communications, Inc., “B”	43,520	1,227,255

		$4,013,843

Telephone Services – 1.4%
Telefonica S.A.	132,740	$2,367,547

3

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 0.8%
E.ON AG	41,030	$1,325,979

Total Common Stocks		$165,084,367

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	2,428,928	$2,428,928

Total Investments		$167,513,295

Other Assets, Less Liabilities – 0.4%		745,645

Net Assets – 100.0%		$168,258,940

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Growth Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$140,004,008	$27,509,287		$167,513,295
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$248,972,278

Gross unrealized appreciation	$486,730
Gross unrealized depreciation	(81,945,713)

Net unrealized appreciation (depreciation)	$(81,458,983)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,572,621	15,953,795	(16,097,488)	2,428,928

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,547	$2,428,928

5

MFS Global Growth Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2009, are as follows:

United States	32.3%
Switzerland	11.1%
Japan	10.1%
France	8.6%
United Kingdom	7.8%
Germany	5.3%
India	2.4%
Brazil	2.2%
Spain	2.1%
Other Countries	18.1%

6

MFS® Strategic Income Fund

1/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par		Value ($)
Bonds – 89.3%
Aerospace – 0.3%
Bombardier, Inc., 6.3%, 2014 (n)		$205,000	$166,045
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		95,000	30,400
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		155,000	27,900
Vought Aircraft Industries, Inc., 8%, 2011		625,000	381,250

			$605,595

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014		$548,000	$365,516

Alcoholic Beverages – 0.5%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (z)		$1,100,000	$1,115,868

Asset Backed & Securitized – 4.8%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,200,000	$120,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		900,000	54,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.209%, 2040 (z)		674,286	418,057
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		740,217	729,114
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		1,288,683	1,273,652
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		16,694	15,645
Crest Ltd., CDO, 7%, 2040		400,000	54,000
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		1,050,000	1,034,403
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		550,000	473,409
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		700,000	374,010
Falcon Franchise Loan LLC, FRN, 3.258%, 2021 (i)(n)		4,341,034	234,416
Falcon Franchise Loan LLC, FRN, 4.037%, 2025 (i)(z)		3,311,778	242,753
First Union-Lehman Brothers Bank of America, FRN, 0.444%, 2035 (i)		14,872,275	196,133
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		415,209	413,796
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)		1,758,000	1,352,669
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2043		1,789,097	863,468
KKR Financial CLO Ltd., “C”, CDO, FRN, 3.599%, 2021 (n)		523,730	26,187
Morgan Stanley Capital I, Inc., 1.484%, 2039 (i)(n)		10,951,115	190,549
Prudential Securities Secured Financing Corp., FRN, 7.276%, 2013 (z)		875,000	345,742
Salomon Brothers Mortgage Securities, Inc., FRN, 6.992%, 2032 (z)		1,800,000	1,666,915

			$10,078,918

Automotive – 1.0%
Accuride Corp., 8.5%, 2015		$150,000	$42,750
Allison Transmission, Inc., 11%, 2015 (n)		620,000	344,100
FCE Bank PLC, 7.125%, 2012	EUR	900,000	829,699
Ford Motor Credit Co. LLC, 9.75%, 2010		$275,000	226,972
Ford Motor Credit Co. LLC, 12%, 2015		386,000	285,523
Ford Motor Credit Co. LLC, 8%, 2016		215,000	128,740
General Motors Corp., 8.375%, 2033		504,000	70,560
Johnson Controls, Inc., 5.25%, 2011		290,000	262,958

			$2,191,302

Broadcasting – 1.4%
Allbritton Communications Co., 7.75%, 2012		$485,000	$240,075
CanWest MediaWorks LP, 9.25%, 2015 (n)		305,000	44,225
Clear Channel Communications, 10.75%, 2016 (n)		150,000	30,000
DirectTV Holdings LLC, 7.625%, 2016		530,000	520,725
Lamar Media Corp., 6.625%, 2015		435,000	326,250
Lamar Media Corp., “C”, 6.625%, 2015		275,000	206,250
LBI Media, Inc., 8.5%, 2017 (z)		300,000	105,000
LIN TV Corp., 6.5%, 2013		625,000	343,750
Local TV Finance LLC, 9.25%, 2015 (p)(z)		455,000	55,169
Newport Television LLC, 13%, 2017 (n)(p)		460,000	38,525
News America, Inc., 6.4%, 2035		890,000	822,609
Nexstar Broadcasting Group, Inc., 7%, 2014		510,000	226,950

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Univision Communications, Inc., 9.75%, 2015 (n)(p)	455,000	$75,075

		$3,034,603

Brokerage & Asset Managers – 0.1%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	$740,000	$74
Nuveen Investments, Inc., 10.5%, 2015 (n)	745,000	204,875

		$204,949

Building – 1.4%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	$355,000	$159,750
Building Materials Corp. of America, 7.75%, 2014	255,000	168,300
CRH PLC, 8.125%, 2018	1,430,000	1,085,941
Lafarge S.A., 6.15%, 2011	1,320,000	1,147,120
Nortek, Inc., 10%, 2013	225,000	130,500
Nortek, Inc., 8.5%, 2014	130,000	26,650
Ply Gem Industries, Inc., 9%, 2012	295,000	81,125
Ply Gem Industries, Inc., 11.75%, 2013	195,000	108,225

		$2,907,611

Business Services – 0.2%
First Data Corp., 9.875%, 2015	$425,000	$238,000
SunGard Data Systems, Inc., 10.25%, 2015	418,000	284,240

		$522,240

Cable TV – 1.2%
CCO Holdings LLC, 8.75%, 2013 (d)	$705,000	$514,650
Charter Communications, Inc., 8.375%, 2014 (n)	240,000	199,200
Charter Communications, Inc., 10.875%, 2014 (n)	125,000	108,125
CSC Holdings, Inc., 6.75%, 2012	365,000	351,313
CSC Holdings, Inc., 8.5%, 2014 (z)	105,000	103,163
Mediacom LLC, 9.5%, 2013	180,000	158,400
TCI Communications, Inc., 9.8%, 2012	841,000	904,925
Virgin Media, Inc., 9.125%, 2016	350,000	294,000

		$2,633,776

Chemicals – 1.2%
Innophos Holdings, Inc., 8.875%, 2014	$405,000	$315,900
Momentive Performance Materials, Inc., 11.5%, 2016	382,000	93,590
Nalco Co., 7.75%, 2011	450,000	434,250
Nalco Co., 8.875%, 2013	175,000	163,625
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014	450,000	358,875
Yara International A.S.A., 5.25%, 2014 (n)	1,300,000	1,130,476

		$2,496,716

Construction – 0.4%
Lennar Corp., 5.125%, 2010	$1,110,000	$912,975

Consumer Goods & Services – 2.4%
Corrections Corp. of America, 6.25%, 2013	$200,000	$194,500
Fortune Brands, Inc., 5.125%, 2011	1,025,000	1,024,946
Jarden Corp., 7.5%, 2017	295,000	212,400
KAR Holdings, Inc., 7.193%, 2014	170,000	71,400
KAR Holdings, Inc., 10%, 2015	310,000	111,600
Procter & Gamble Co., 4.6%, 2014	720,000	762,143
Service Corp. International, 7%, 2017	435,000	395,850
Service Corp. International, 7.625%, 2018	425,000	391,000
Ticketmaster, 10.75%, 2016 (n)	195,000	117,000
Western Union Co., 5.4%, 2011	1,800,000	1,778,107

		$5,058,946

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 1.1%
Crown Americas LLC, 7.75%, 2015	$250,000	$252,500
Graham Packaging Holdings Co., 9.875%, 2014	450,000	285,750
Greif, Inc., 6.75%, 2017	915,000	805,200
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,000,000	1,005,000

		$2,348,450

Defense Electronics – 1.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,174,903
L-3 Communications Corp., 6.125%, 2014	700,000	651,000
L-3 Communications Corp., 5.875%, 2015	330,000	301,950

		$2,127,853

Electronics – 0.2%
Avago Technologies Ltd., 11.875%, 2015	$160,000	$119,200
Flextronics International Ltd., 6.25%, 2014	265,000	204,713
Freescale Semiconductor, Inc., 8.875%, 2014	230,000	50,600
Spansion, Inc., 11.25%, 2016 (d)(n)	375,000	13,125

		$387,638

Emerging Market Quasi-Sovereign – 1.9%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$519,000	$472,290
Corporación Nacional del Cobre de Chile, 4.75%, 2014	529,000	489,921
Corporación Nacional del Cobre de Chile, 7.5%, 2019 (z)	105,000	105,915
Korea Development Bank, 8%, 2014	521,000	517,582
National Power Corp., 6.403%, 2011	389,000	356,862
Pemex Project Funding Master Trust, 5.75%, 2018	1,145,000	973,250
Petroleos Mexicanos, 8%, 2019 (n)	467,000	465,833
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	741,005

		$4,122,658

Emerging Market Sovereign – 1.2%
Federative Republic of Brazil, 6%, 2017	$151,000	$149,490
Republic of Argentina, FRN, 3.127%, 2012	329,550	191,441
Republic of Colombia, 7.375%, 2017	704,000	711,040
Republic of Indonesia, 6.875%, 2018 (n)	278,000	216,840
Republic of Indonesia, 7.75%, 2038 (n)	211,000	145,590
Republic of Philippines, 9.375%, 2017	272,000	301,240
Republic of Turkey, 7%, 2019	281,000	265,545
Republic of Uruguay, 8%, 2022	535,000	488,188

		$2,469,374

Energy - Independent – 3.0%
Chaparral Energy, Inc., 8.875%, 2017	$470,000	$103,400
Chesapeake Energy Corp., 6.375%, 2015	555,000	468,975
EDF Energies Nouvelles S.A., 6.5%, 2019 (z)	1,090,000	1,130,950
Forest Oil Corp., 7.25%, 2019	470,000	391,275
Hilcorp Energy I LP, 7.75%, 2015 (n)	430,000	335,400
Hilcorp Energy I LP, 9%, 2016 (n)	475,000	387,125
Mariner Energy, Inc., 8%, 2017	415,000	265,600
Newfield Exploration Co., 6.625%, 2014	400,000	358,000
Newfield Exploration Co., 6.625%, 2016	120,000	106,200
Nexen, Inc., 6.4%, 2037	1,100,000	810,304
OPTI Canada, Inc., 8.25%, 2014	770,000	354,200
Petrohawk Energy Corp., 10.5%, 2014 (z)	130,000	123,825
Plains Exploration & Production Co., 7%, 2017	830,000	694,088
Quicksilver Resources, Inc., 7.125%, 2016	690,000	476,100
Range Resource Corp., 7.5%, 2016	55,000	51,700
SandRidge Energy, Inc., 8%, 2018 (n)	325,000	256,750

		$6,313,892

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – 1.0%
ConocoPhillips, 5.75%, 2019		$1,580,000	$1,587,126
Hess Corp., 8.125%, 2019		270,000	275,852
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		264,000	207,689

			$2,070,667

Entertainment – 0.2%
AMC Entertainment, Inc., 11%, 2016		$285,000	$243,675
Marquee Holdings, Inc., 12%, 2014		225,000	145,125
Time Warner, Inc., 6.5%, 2036		110,000	97,819

			$486,619

Financial Institutions – 1.4%
General Electric Capital Corp., FRN, 3.323%, 2012		$770,000	$662,258
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011 (z)		598,000	470,801
GMAC Commercial Mortgage Securities, Inc., 7%, 2012 (z)		185,000	134,989
GMAC Commercial Mortgage Securities, Inc., 8%, 2031 (z)		165,000	98,829
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		1,400,000	440,958
ORIX Corp., 5.48%, 2011		1,580,000	1,165,174

			$2,973,009

Food & Beverages – 1.9%
ARAMARK Corp., 8.5%, 2015		$240,000	$233,400
Dean Foods Co., 7%, 2016		455,000	420,875
Del Monte Corp., 6.75%, 2015		360,000	338,400
General Mills, Inc., 5.65%, 2019		200,000	203,993
Kraft Foods, Inc., 6.125%, 2018		720,000	734,799
Michael Foods, Inc., 8%, 2013		495,000	435,600
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,295,905
Tyson Foods, Inc., 7.85%, 2016		560,000	460,206

			$4,123,178

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$178,000	$178,100

Forest & Paper Products – 1.3%
Buckeye Technologies, Inc., 8%, 2010		$26,000	$25,155
Buckeye Technologies, Inc., 8.5%, 2013		1,075,000	946,000
Georgia-Pacific Corp., 7.125%, 2017 (n)		255,000	232,688
Georgia-Pacific Corp., 8%, 2024		150,000	109,500
Graphic Packaging International Corp., 9.5%, 2013		160,000	121,600
Jefferson Smurfit Corp., 8.25%, 2012 (d)		195,000	21,450
Millar Western Forest Products Ltd., 7.75%, 2013		530,000	276,925
NewPage Holding Corp., 10%, 2012		160,000	61,600
Smurfit Kappa Group PLC, 7.75%, 2015	EUR	530,000	491,994
Smurfit-Stone Container Corp., 8%, 2017 (d)		$141,000	14,805
Stora Enso Oyj, 6.404%, 2016 (z)		690,000	443,544

			$2,745,261

Gaming & Lodging – 1.5%
Boyd Gaming Corp., 6.75%, 2014		$295,000	$196,175
Firekeepers Development Authority, 13.875%, 2015 (z)		260,000	174,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		315,000	34,650
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		848,000	199,280
Harrah’s Operating Co., Inc., 10%, 2018 (z)		193,000	69,480
Host Hotels & Resorts, Inc., 7.125%, 2013		195,000	168,675
Host Hotels & Resorts, Inc., 6.75%, 2016		140,000	112,000
MGM Mirage, 8.375%, 2011		960,000	556,800
MGM Mirage, 6.75%, 2013		210,000	121,800
Pinnacle Entertainment, Inc., 8.75%, 2013		30,000	27,600
Pinnacle Entertainment, Inc., 7.5%, 2015		605,000	438,625

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Scientific Games Corp., 6.25%, 2012		750,000	$665,625
Station Casinos, Inc., 6%, 2012		225,000	42,750
Station Casinos, Inc., 6.5%, 2014		620,000	18,600
Station Casinos, Inc., 6.875%, 2016		1,060,000	31,800
Trump Entertainment Resorts, Inc., 8.5%, 2015 (d)		995,000	146,763
Wyndham Worldwide Corp., 6%, 2016		380,000	188,365

			$3,193,188

Industrial – 0.9%
Blount International, Inc., 8.875%, 2012		$610,000	$582,550
JohnsonDiversey, Inc., 9.625%, 2012	EUR	140,000	143,405
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$635,000	539,750
Steelcase, Inc., 6.5%, 2011		618,000	608,221

			$1,873,926

Insurance – 0.8%
Allianz AG, 5.5%, 2049	EUR	947,000	$827,569
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,010,000	773,649

			$1,601,218

Insurance - Property & Casualty – 0.9%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,555,000	$1,164,035
USI Holdings Corp., 9.75%, 2015 (z)		320,000	147,200
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,080,000	486,000

			$1,797,235

International Market Quasi-Sovereign – 0.2%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	500,000	$434,426

International Market Sovereign – 22.7%
Dutch Government, 3.75%, 2014	EUR	335,000	$439,816
Federal Republic of Germany, 5.25%, 2010	EUR	2,503,000	3,372,903
Federal Republic of Germany, 3.75%, 2015	EUR	1,232,000	1,662,052
Federal Republic of Germany, 4.25%, 2018	EUR	600,000	829,323
Federal Republic of Germany, 6.25%, 2030	EUR	1,421,000	2,333,916
Government of Australia, 6.25%, 2015	AUD	819,000	598,004
Government of Canada, 4.5%, 2015	CAD	845,000	771,143
Government of Canada, 5.75%, 2033	CAD	218,000	230,498
Government of Japan, 1.5%, 2012	JPY	113,000,000	1,297,094
Government of Japan, 1.3%, 2014	JPY	498,000,000	5,690,682
Government of Japan, 1.7%, 2017	JPY	371,000,000	4,346,401
Government of Japan, 2.2%, 2027	JPY	214,000,000	2,507,615
Government of Japan, 2.4%, 2037	JPY	121,000,000	1,465,441
Kingdom of Denmark, 4%, 2015	DKK	1,837,000	323,976
Kingdom of Spain, 5.35%, 2011	EUR	3,066,000	4,194,892
Kingdom of Sweden, 4.5%, 2015	SEK	3,365,000	444,522
Republic of Austria, 4.65%, 2018	EUR	2,376,000	3,166,505
Republic of France, 4.75%, 2012	EUR	521,000	719,181
Republic of France, 5%, 2016	EUR	1,291,000	1,824,644
Republic of France, 6%, 2025	EUR	625,000	965,534
Republic of France, 4.75%, 2035	EUR	2,339,000	3,237,678
Republic of Ireland, 4.6%, 2016	EUR	2,679,000	3,309,792
United Kingdom Treasury, 8%, 2015	GBP	1,247,000	2,295,662
United Kingdom Treasury, 8%, 2021	GBP	394,000	791,214
United Kingdom Treasury, 4.25%, 2036	GBP	835,000	1,164,522

			$47,983,010

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$1,470,000	$1,321,029

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – continued
Case New Holland, Inc., 7.125%, 2014	380,000	$275,500

		$1,596,529

Major Banks – 1.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$1,840,000	$790,814
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	226,000	102,576
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	600,000	329,604
Goldman Sachs Group, Inc., 7.5%, 2019	314,000	311,645
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	373,962
Natixis S.A., 10% to 2018, FRN to 2049 (n)	820,000	425,136
Royal Bank of Scotland Group PLC, 9.118%, 2049	857,000	312,788
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,187,000	451,910

		$3,098,435

Medical & Health Technology & Services – 3.9%
Biomet, Inc., 10%, 2017	$350,000	$355,250
Biomet, Inc., 11.625%, 2017	290,000	269,700
Cardinal Health, Inc., 5.8%, 2016	840,000	763,595
Community Health Systems, Inc., 8.875%, 2015	860,000	827,750
Cooper Cos., Inc., 7.125%, 2015	265,000	225,250
DaVita, Inc., 6.625%, 2013	159,000	153,833
DaVita, Inc., 7.25%, 2015	833,000	803,845
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)	185,000	185,925
HCA, Inc., 6.375%, 2015	855,000	598,500
HCA, Inc., 9.25%, 2016	1,160,000	1,107,800
Hospira, Inc., 5.55%, 2012	450,000	433,580
Hospira, Inc., 6.05%, 2017	410,000	366,335
McKesson Corp., 5.7%, 2017	370,000	332,454
Owens & Minor, Inc., 6.35%, 2016	710,000	614,085
Psychiatric Solutions, Inc., 7.75%, 2015	320,000	262,400
U.S. Oncology, Inc., 10.75%, 2014	495,000	445,500
Universal Hospital Services, Inc., 8.5%, 2015 (p)	305,000	257,725
Universal Hospital Services, Inc., FRN, 5.943%, 2015	90,000	60,300
VWR Funding, Inc., 10.25%, 2015 (p)	265,000	196,100

		$8,259,927

Metals & Mining – 1.3%
Arch Western Finance LLC, 6.75%, 2013	$345,000	$326,888
FMG Finance Ltd., 10.625%, 2016 (n)	720,000	468,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,025,000	850,750
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.084%, 2015	160,000	113,600
Peabody Energy Corp., 7.375%, 2016	155,000	151,125
Peabody Energy Corp., “B”, 6.875%, 2013	665,000	648,375
Rio Tinto Finance USA Ltd., 5.875%, 2013	205,000	180,343

		$2,739,081

Mortgage Backed – 5.5%
Fannie Mae, 5.5%, 2019 - 2035	$8,198,231	$8,433,145
Fannie Mae, 6.5%, 2031	235,938	249,159
Fannie Mae, 6%, 2034 (f)	2,954,029	3,060,128

		$11,742,432

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$385,000	$354,200
Inergy LP, 6.875%, 2014	335,000	289,775

		$643,975

Natural Gas - Pipeline – 2.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$300,000	$204,000
Atlas Pipeline Partners LP, 8.75%, 2018	270,000	178,200

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
CenterPoint Energy, Inc., 7.875%, 2013	1,096,000	$1,088,694
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	695,000	665,463
El Paso Corp., 7.25%, 2018	280,000	256,200
Intergas Finance B.V., 6.875%, 2011	228,000	180,120
Kinder Morgan Energy Partners LP, 6%, 2017	830,000	779,359
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,447,780
Spectra Energy Capital LLC, 8%, 2019	679,000	674,574
Williams Partners LP, 7.25%, 2017	300,000	267,000

		$5,741,390

Network & Telecom – 3.4%
AT&T, Inc., 5.8%, 2019	$660,000	$660,284
Cincinnati Bell, Inc., 8.375%, 2014	535,000	478,825
Citizens Communications Co., 9.25%, 2011	768,000	773,760
Citizens Communications Co., 9%, 2031	630,000	469,350
Deutsche Telekom International Finance B.V., 8.5%, 2010	543,000	574,921
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	376,650
Qwest Communications International, Inc., 7.25%, 2011	710,000	656,750
Qwest Corp., 8.875%, 2012	290,000	288,550
Qwest Corp., 7.5%, 2014	560,000	509,600
Telecom Italia Capital, 4.875%, 2010	248,000	237,430
Telefonica Europe B.V., 7.75%, 2010	1,090,000	1,152,252
Verizon Communications, Inc., 8.75%, 2018	690,000	803,684
Windstream Corp., 8.625%, 2016	300,000	295,500

		$7,277,556

Oil Services – 0.4%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$451,000	$365,310
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	352,000	253,440
Weatherford International Ltd., 6.35%, 2017	340,000	283,393

		$902,143

Oils – 0.6%
Premcor Refining Group, Inc., 7.5%, 2015	$1,290,000	$1,218,624

Other Banks & Diversified Financials – 2.1%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 3.896%, 2011 (n)	$408,000	$265,200
American Express Centurion Bank, 5.2%, 2010	840,000	812,193
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	588,000	588,000
Bosphorus Financial Services Ltd., FRN, 3.949%, 2012 (z)	650,000	555,142
Export-Import Bank of Korea, 8.125%, 2014	419,000	422,582
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	246,000	131,603
Swedbank AB, 9% to 2010, FRN to 2049 (n)	800,000	376,645
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	596,467
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	652,785

		$4,400,617

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$359,000	$360,152

Pollution Control – 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$375,000	$365,625

Precious Metals & Minerals – 0.2%
Alrosa Finance S.A., 8.875%, 2014	$488,000	$340,380

Printing & Publishing – 0.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$24,351	$14,611
American Media Operations, Inc., 14%, 2013 (p)(z)	251,122	125,561
Dex Media West LLC, 9.875%, 2013	849,000	246,210
Idearc, Inc., 8%, 2016	183,000	5,719

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
Nielsen Finance LLC, 10%, 2014	330,000	$292,050
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	533,000	215,865
Quebecor World, Inc., 6.125%, 2013 (d)	210,000	9,450
Tribune Co., 5.25%, 2015 (d)	280,000	6,300

		$915,766

Railroad & Shipping – 0.1%
Panama Canal Railway Co., 7%, 2026 (n)	$337,000	$185,350

Real Estate – 0.7%
Simon Property Group, Inc., REIT, 6.1%, 2016	$1,790,000	$1,408,585

Retailers – 0.8%
Couche-Tard, Inc., 7.5%, 2013	$490,000	$455,700
Limited Brands, Inc., 5.25%, 2014	671,000	456,597
Macy’s Retail Holdings, Inc., 7.875%, 2015	860,000	659,399
Rite Aid Corp., 9.5%, 2017	135,000	38,475
Sally Beauty Holdings, Inc., 10.5%, 2016	175,000	144,375

		$1,754,546

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$310,000	$263,500

Steel – 0.1%
Steel Capital S.A., 9.75%, 2013 (n)	$277,000	$166,200

Supermarkets – 0.6%
Delhaize Group, 5.875%, 2014	$740,000	$746,820
Safeway, Inc., 4.95%, 2010	470,000	474,804

		$1,221,624

Telecommunications - Wireless – 1.7%
Alltel Corp., 7%, 2012	$462,000	$475,860
Crown Castle International Corp., 9%, 2015	175,000	169,313
MetroPCS Wireless, Inc., 9.25%, 2014	345,000	319,556
Rogers Cable, Inc., 5.5%, 2014	659,000	635,592
Sprint Nextel Corp., 8.375%, 2012	610,000	488,000
Sprint Nextel Corp., FRN, 1.866%, 2010	150,000	128,249
Vodafone Group PLC, 5.375%, 2015	1,080,000	1,046,768
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	442,000	393,380

		$3,656,718

Tobacco – 0.4%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$909,336

Transportation – 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$561,659	$404,395
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	242,138	133,176

		$537,571

Transportation - Services – 0.1%
Hertz Corp., 8.875%, 2014	$440,000	$287,100

U.S. Government Agencies and Equivalents – 0.3%
Citigroup, Inc., 2.875%, 2011 (b)	$660,000	$673,071

Utilities - Electric Power – 4.2%
AES Corp., 8%, 2017	$285,000	$267,900
Beaver Valley Funding Corp., 9%, 2017	1,545,000	1,473,575
Dynegy Holdings, Inc., 7.5%, 2015	300,000	238,500
Edison Mission Energy, 7%, 2017	1,470,000	1,367,100
Enersis S.A., 7.375%, 2014	191,000	195,041
FirstEnergy Corp., 6.45%, 2011	857,000	854,658

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
HQI Transelec Chile S.A., 7.875%, 2011	1,200,000	$1,196,240
Mirant Americas Generation LLC, 8.3%, 2011	100,000	98,250
Mirant North America LLC, 7.375%, 2013	585,000	564,525
NRG Energy, Inc., 7.375%, 2016	1,170,000	1,114,425
Texas Competitive Electric Holdings, LLC, 10.5%, 2015	1,555,000	1,150,700
Waterford 3 Funding Corp., 8.09%, 2017	481,685	473,183
		$8,994,097

Total Bonds		$189,019,047

Floating Rate Loans – 2.2% (g)(r)
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 3.46%, 2014	$26,430	$14,316
Hawker Beechcraft Acquisition Co., Term Loan B, 2.75%, 2014	598,582	324,232

		$338,548

Automotive – 0.5%
Accuride Corp., Term Loan B, 3.94%, 2012	$49,117	$34,417
Allison Transmission, Inc., Term Loan B, 3.18%, 2014	333,245	214,467
Federal Mogul Corp., Term Loan B, 2.36%, 2015	353,872	166,320
Ford Motor Co., Term Loan B, 5%, 2013	184,872	66,400
General Motors Corp., Term Loan B, 2.78%, 2013 (o)	544,514	236,863
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.14%, 2014	573,442	416,223

		$1,134,690

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 2014 (o)	$185,957	$78,722
Young Broadcasting, Inc., Term Loan, 5.24%, 2012 (d)	249,763	92,204
Young Broadcasting, Inc., Term Loan B-1, 5.24%, 2012 (d)	133,079	49,128

		$220,054

Building – 0.0%
Building Materials Corp., Term Loan B, 0%, 2014 (o)	$55,953	$35,770

Business Services – 0.1%
First Data Corp., Term Loan B-1, 3.14%, 2014	$465,326	$293,504

Cable TV – 0.3%
Charter Communications Operating LLC, Term Loan B, 3.44%, 2014 (o)	$246,684	$187,816
CSC Holdings, Inc., Term Loan B, 2.08%, 2013	368,033	330,616

		$518,432

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 3.93%, 2013	$157,007	$79,071

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$130,082	$93,984

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.64%, 2014	$310,737	$33,404

Industrial – 0.0%
Oshkosh Truck, Term Loan B, 2013 (o)	$55,710	$38,069

Medical & Health Technology & Services – 0.1%
Community Health Systems, Inc., Term Loan, 4.44%, 2014	$75,780	$64,062
Community Health Systems, Inc., Term Loan B, 2.94%, 2014	3,876	3,276
HCA, Inc., Term Loan B, 3.71%, 2013	174,832	144,137

		$211,475

Printing & Publishing – 0.2%
Nielsen Co., Term Loan, 3.88%, 2013	$279,753	$221,704
Tribune Co., Term Loan B, 0%, 2014	540,238	115,701

		$337,405

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Specialty Chemicals – 0.1%
Lyondell Basell, Term Loan B-2, 2014 (o)	$148,101	$34,063
Lyondell Basell, Term Loan B-2, 2014 (o)	229,361	73,395

		$107,458

Specialty Stores – 0.0%
Michaels Stores, Inc., Term Loan B, 2.77%, 2013	$113,785	$68,328

Utilities - Electric Power – 0.5%
Calpine Corp., Term Loan, 4.34%, 2009	$393,061	$301,265
NRG Energy, Inc., Letter of Credit, 1.36%, 2013	106,904	98,521
NRG Energy, Inc., Term Loan B, 2.66%, 2013	217,544	200,487
TXU Corp. Term Loan B-3, 3.91%, 2014	665,154	462,116
		$1,062,389

Total Floating Rate Loans		$4,572,581

Common Stocks – 0.0%
Printing & Publishing – 0.0%
American Media, Inc.	4,766	$10,199

Preferred Stocks – 0.0%
Automotive – 0.0%
Preferred Blocker, Inc., 7% (z)	167	$41,677

Money Market Funds (v) – 7.5%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	15,890,707	$15,890,707

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Total Investments		$209,534,211

Other Assets, Less Liabilities – 1.0%		2,204,137

Net Assets – 100.0%		$211,738,348

(a)	Non-income producing security.

(b)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,522,343 representing 8.3% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/30/09	$14,622	$14,611
American Media Operations, Inc., 14%, 2013	1/30/09	125,649	125,561
Anheuser-Busch Companies, Inc., 7.75%, 2019	1/07/09	1,099,156	1,115,868
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,012,892	120,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.209%, 2040	3/01/06	674,286	418,057
Bosphorus Financial Services Ltd., FRN, 3.949%, 2012	3/08/05	650,000	555,142
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	742,383	729,114
CSC Holdings, Inc., 8.5%, 2014	1/08/09	93,415	103,163
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,255,387	1,273,652
Corporación Nacional del Cobre de Chile, 7.5%, 2019	1/20/09	103,142	105,915
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	542,399	473,409
EDF Energies Nouvelles S.A., 6.5%, 2019	1/21/09	1,086,603	1,130,950
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	645,086	374,010
Falcon Franchise Loan LLC, FRN, 4.037%, 2025	1/29/03	390,103	242,753
Firekeepers Development Authority, 13.875%, 2015	4/22/08	253,262	174,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/15/09 - 1/16/09	182,222	185,925
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011	12/29/08	492,812	470,801
GMAC Commercial Mortgage Securities, Inc., 7%, 2012	1/23/09	130,620	134,989
GMAC Commercial Mortgage Securities, Inc., 8%, 2031	12/29/08	98,113	98,829
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	1,656,230	1,352,669
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	212,967	69,480
LBI Media, Inc., 8.5%, 2017	7/18/07	295,559	105,000
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 12/11/07	438,819	55,169
Petrohawk Energy Corp., 10.5%, 2014	1/22/09	118,682	123,825
Preferred Blocker, Inc., 7%	12/29/08	128,590	41,677
Prudential Securities Secured Financing Corp., FRN, 7.276%, 2013	12/06/04	926,248	345,742
Salomon Brothers Mortgage Securities, Inc., FRN, 6.992%, 2032	1/07/05	1,969,312	1,666,915
Stora Enso Oyj, 6.404%, 2016	4/10/06	687,916	443,544
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	322,612	147,200
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	443,021	393,380

Total Restricted Securities			$12,591,550
% of Net Assets			5.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$15,890,707	$193,633,305	$10,199	$209,534,211
Other Financial Instruments	$183,708	$3,958,196	$—	$4,141,904

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
Net purchases (sales)	10,199	—
Transfers in and/or out of Level 3	—	—
Balance as of 1/31/09	$10,199	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$251,704,718

Gross unrealized appreciation	$3,571,501
Gross unrealized depreciation	(45,742,008)

Net unrealized appreciation (depreciation)	$(42,170,507)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(3) Derivative Contracts at 1/31/09

Forward Foreign Currency Exchange Contracts at 1/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	866,158	3/6/2009	$590,617	$549,196	$41,421
SELL	CAD	1,704,823	2/19/2009	1,421,811	1,390,092	31,719
SELL	DKK	1,922,095	3/6/2009	356,359	329,626	26,733
SELL	EUR	14,027,766	2/19/2009	20,091,155	17,957,411	2,133,744
SELL	GBP	2,812,717	2/17/2009	4,182,145	4,075,402	106,743
BUY	JPY	224,541,488	2/18/2009	2,474,941	2,500,113	25,172
SELL	SEK	3,500,909	2/27/2009	438,875	418,289	20,586

						$2,386,118

Depreciation
SELL	JPY	567,629,213	2/17/2009	$6,245,027	$6,320,050	$(75,023)
BUY	MXN	3,111,529	2/17/2009	222,752	215,938	(6,814)

						$(81,837)

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	59	$6,972,141	Mar-09	$183,708

Swap Agreements at 1/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	300,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(149,838)
9/20/10	USD	1,130,000	Merrill Lynch International	(2)	0.68% (fixed rate)	109,780
3/20/13	USD	1,790,000	Goldman Sachs International	(3)	2.129% (fixed rate)	216,498
6/20/13	USD	6,732,000	(a) Morgan Stanley Capital Services, Inc	(4)	5.00% (fixed rate)	1,469,475
12/20/13	USD	620,000	JPMorgan Chase Bank	(5)	0.78% (fixed rate)	30,347
12/20/13	USD	760,000	Merrill Lynch International	(6)	2.00% (fixed rate)	(33,285)
3/20/14	USD	490,000	Morgan Stanley Capital Services, Inc	(7)	1.75% (fixed rate)	10,938

						$1,653,915

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/1/15, a Ca rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/1/13.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Simon Property Group, 6.35%, 8/28/12.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.

(5)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/1/18.

(6)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Aetna, Inc., 6.625%, 6/15/36.

(7)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

(a)	Net unamortized premiums paid by the fund amounted to $394,844.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional
Money Market Portfolio	19,148,150	8,767,965	(12,025,408)	15,890,707

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional
Money Market Portfolio	$—	$—	$27,892	$15,890,707

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2009, are as follows:

United States	61.7%
Japan	8.2%
Germany	4.6%
France	4.2%
United Kingdom	3.2%
Spain	2.6%
Canada	1.9%
Ireland	1.9%
Austria	1.5%
Other Countries	10.2%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.